Other Current Assets and Other Current Financial Assets - Narrative (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets [abstract]
Advertising and promotional expenses	$ 8,525	$ 7,286	$ 6,778